Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
Net of income tax recovery expense under debt instrument	$ 200,000	$ 100,000
Reversal of deferred tax on stock based compensation		359,000
Net of income tax - Foreign currency exchange		0
Net of income tax - Cash flow hedges	0	0
Reserves
Condensed Statement of Income Captions [Line Items]
Deferred taxes	25,923,000	53,000
Reversal of deferred tax on stock based compensation		$ 359,000
Reserves | Cumulative Translation Reserve
Condensed Statement of Income Captions [Line Items]
Deferred taxes	$ 26,089,000